Note 13 - Loan and Other Receivables - Digital Assets (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Reconciliation of loans and other receivables [text block]
	Loan and other receivables - digital assets
	2025	2024
As of January 1,	$166,388	$17,696
Digital asset loan receivables made, net	248,073	78,498
Digital asset pledged as collateral made, net	51,692	22,488
Interest	5,323	4,031
Revaluation gain/(loss)	(24,994)	43,675
As of December 31,	$446,481	$166,388

Details of digital assets held [text block]
	December 31,	December 31,
	2025	2024
Digital financial assets held on the Exchange wallets	$84,993	$67,514
Digital financial assets held on the non-Exchange wallets	952,922	65,135
Total Digital assets held - financial assets	$1,037,915	$132,649
	December 31,		December 31,
	2025		2024
	Units	Fair Value	Units	Fair Value
BTC(i)	18.03	$1,598,225	22.70	$2,143,529
ETH(i)	12.52	37,410	61.65	208,862
Stablecoins(ii)		1,056,666		206,551
Others(iii)		88,863		25,851
Total Digital assets held - inventories, intangible assets, and financial assets		$2,781,164		$2,584,793

Digital asset loans and receivables [member]
Statement Line Items [Line Items]
Details of digital assets held [text block]
	December 31,		December 31,
	2025		2024
	Units	Fair Value	Units	Fair Value
BTC	1.90	$168,630	0.80	$74,901
ETH	1.96	5,843	0.42	1,427
USDC		132,775		20,500
Others		9,128		—
Total Digital assets - credit line facility and other lending arrangements		$316,376		$96,828

BTC	0.01	$792	0.00	$236
ETH	0.57	1,699	0.58	1,977
USDC		12,008		19,446
Others		281		277
Total Digital assets - margin lending services		$14,780		$21,936

BTC	1.30	$115,325	0.50	47,624
Total Digital assets - pledged as collateral		$115,325		$47,624

BTC	3.21	$284,747	1.30	$122,761
ETH	2.53	7,542	1.00	3,404
USDC		144,783		39,946
Others		9,409		277
Total Loan and other receivables - digital assets		$446,481		$166,388